Income and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income and expenses [abstract]
Disclosure of revenue from contracts with customers [text block]
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated
Geographical markets
United States of America (USA)	8,804	23,940	9,439	42,183	34
Americas other than USA	193	1,404	101	1,698	2
Europe (without Belgium) & Africa	17,026	19,073	74,852	110,951	77
Belgium	155	1,824	7,364	9,343	7
Asia Pacific	11,196	6,011	3,200	20,407	19
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139
Type of goods or service
Software revenue (non-medical)	37,374	−	−	37,374	−
Software revenue (medical)	−	17,045	−	17,045	−
Medical devices and services	−	35,207	−	35,207	−
Prototyping	−	−	27,599	27,599	−
End parts production	−	−	23,919	23,919	−
Complex metal parts production (ACTech)	−	−	43,438	43,438	−
Other	−	−	−	−	139
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139
Timing of revenue recognition
Goods/Services transferred at a point in time	20,326	39,682	90,614	150,622	139
Goods/Services transferred over time	17,048	12,570	4,342	33,960	−
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139

Disclosure of revenue by category [text block]
	For the year ended December 31
in 000€	2018	2017	2016
Software revenue (non-medical)	37,374	35,770	30,122
Software revenue (medical)	17,045	15,619	13,404
Medical devices and services	35,207	27,222	24,506
Prototyping	27,599	28,423	27,568
End parts production	23,919	25,324	18,838
Complex metal parts production (ACTech)	43,438	9,965	−
Other	139	250	39
Total	184,721	142,573	114,477

Disclosure of contract balances [text block]
	As of December 31,
in 000€	2018	2017
Trade receivables, included in 'trade and other receivables'	38,764	36,572
Contract assets / contracts in progress	829	1,266
Contract liabilities / deferred income	27,444	23,661
Total	67,037	61,499

Disclosure of Cost of sales [text block]
	For the year ended December 31
in 000€	2018	2017*	2016
Purchase of goods and services	(39,114)	(34,480)	(25,374)
Amortization and depreciation	(9,910)	(7,560)	(5,007)
Payroll expenses	(33,036)	(20,806)	(16,161)
Other expenses	(239)	(106)	(164)
Total	(82,299)	(62,952)	(46,706)

Disclosure of Research and Development Expense [Text block]
	For the year ended December 31
in 000€	2018	2017	2016
Purchase of goods and services	(3,590)	(3,140)	(3,177)
Amortization and depreciation	(830)	(686)	(478)
Payroll expenses	(17,935)	(16,054)	(13,985)
Other	(61)	(79)	(42)
Total	(22,416)	(19,959)	(17,682)

Disclosure of sales and marketing expenses [text block]
	For the year ended December 31
in 000€	2018	2017*	2016
Purchase of goods and services	(9,775)	(8,035)	(7,450)
Amortization and depreciation	(725)	(505)	(563)
Payroll expenses	(35,585)	(30,175)	(27,828)
Other	(218)	(220)	(312)
Total	(46,303)	(38,935)	(36,153)

Disclosure of General and Administrative Expenses [text block]
	For the year ended December 31
in 000€	2018	2017*	2016
Purchase of goods and services	(9,892)	(7,053)	(5,488)
Amortization and depreciation	(3,828)	(2,761)	(2,326)
Payroll expenses	(18,442)	(14,858)	(11,895)
Other	(148)	(204)	(332)
Total	(32,310)	(24,876)	(20,041)

Disclosure of net other operating incomes expenses [text block]
	For the year ended December 31
in 000€	2018	2017*	2016
Government grants	4,658	4,342	4,181
Amortization intangibles purchase price allocation	(1,994)	(1,064)	−
Allowance for doubtful debtors	(1,065)	(454)	(77)
Capitalized expenses (asset construction)	16	123	12
Net foreign currency exchange gains / (losses)	246	(235)	452
Tax Credits	706	899	741
Fair value adjustment Cenat liability	192	−	−
Personnel related income	168	−	−
Other	844	930	903
Total	3,771	4,541	6,212

Disclosure of Payroll Expenses [text block]
	For the year ended December 31
in 000€	2018	2017	2016
Short-term employee benefits	(76,023)	(60,195)	(50,714)
Social security expenses	(14,139)	(11,200)	(10,136)
Expenses defined contribution plans	(936)	(926)	(388)
Other employee expenses	(13,900)	(9,572)	(8,631)
Total	(104,998)	(81,893)	(69,869)
Total registered employees at the end of the period	2,009	1,862	1,432

Disclosure of financial expenses [text block]
	For the year ended December 31
in 000€	2018	2017	2016
Interest expense	(1,747)	(1,026)	(665)
Foreign currency losses	(2,748)	(3,131)	(1,453)
Other financial expenses	(369)	(571)	(319)
Total	(4,864)	(4,728)	(2,437)

Disclosure of financial income [text block]
	For the year ended December 31
in 000€	2018	2017	2016
Foreign currency exchange gains	3,047	2,830	1,853
Amortization discount interest free loans	−	6	14
Other finance income	580	374	172
Total	3,627	3,210	2,039